Warrants (Tables)	12 Months Ended
Dec. 31, 2021
Warrants At Fair Value Of Explanatory [Abstract]
Schedule of warrants valuation assumptions of investors' warrants
	December 31,
	2021	2020	2019

Risk-free interest rate (1)	0.19%	0.12%	1.6%
Expected volatility (2)	60.83-62.46%	68.59-69.23%	52.53-52.62%
Contractual term life (in years) (3)	0.63-0.68	1.63-1.68	2.63-2.68
Dividend yield (4)	0%	0%	0%

Schedule of the outstanding warrants
Warrants outstanding to purchase ADSs	Number of shares exercisable	Issuance date	Value in USD (per warrant)	Exercise price in USD (per warrant)	Expiration date

650,000	65,000,000	February 17, 2017	0.2	4.1	5,000,000 on February 12, 2022 and 60,000,000 on August 16, 2022
1,197,500	119,750,000	March 7, 2017	0.77	2.3	September 6, 2022

1,847,500	184,750,000

Schedule of warrant exercises
	Warrants issued February 17, 2017		Warrants issued March 7, 2017
	Number of warrants	Value in USD (per warrant)	Number of warrants	Value in USD (per warrant)

Outstanding at January 1, 2021	1,050,000	0.75	1,400,000	1.32
Exercised	(400,000)	1.14	(202,500)	1.59 - 2.94

Outstanding at December 31, 2021	650,000	0.2	1,197,500	0.77